Financial instruments and risk management - Maturity analysis for non-derivative financial liabilities and derivative financial liabilities (Detail) - USD ($) $ in Millions	Dec. 31, 2020	Dec. 31, 2019
Disclosure of maturity analysis for derivative financial liabilities [line items]
Trade and other financial payables	$ (5,766)	$ (5,307)
Expected lease liability payments	(1,566)	(1,670)
Borrowings before swaps	(12,386)	(12,829)
Expected future interest payments	(5,437)	(6,374)
Other financial liabilities	0	(247)
Derivatives related to net debt – net settled	0	(39)
– gross inflows	925	1,910
– gross outflows	(1,113)	(2,323)
Derivatives not related to net debt – net settled	(42)	(60)
– gross inflows	290	699
– gross outflows	(291)	(703)
Total	(25,386)	(26,943)
Due within 1 year
Disclosure of maturity analysis for derivative financial liabilities [line items]
Trade and other financial payables	(5,251)	(4,841)
Expected lease liability payments	(271)	(349)
Borrowings before swaps	(351)	(723)
Expected future interest payments	(525)	(607)
Other financial liabilities		(247)
Derivatives related to net debt – net settled	0	(16)
– gross inflows	27	495
– gross outflows	(34)	(588)
Derivatives not related to net debt – net settled	(20)	(31)
– gross inflows	290	699
– gross outflows	(291)	(703)
Total	(6,426)	(6,911)
Between 1 and 2 years
Disclosure of maturity analysis for derivative financial liabilities [line items]
Trade and other financial payables	(53)	(45)
Expected lease liability payments	(231)	(267)
Borrowings before swaps	(667)	(171)
Expected future interest payments	(522)	(594)
Other financial liabilities		0
Derivatives related to net debt – net settled	0	(16)
– gross inflows	27	40
– gross outflows	(34)	(53)
Derivatives not related to net debt – net settled	(7)	0
– gross inflows	0	0
– gross outflows	0	0
Total	(1,487)	(1,106)
Between 2 and 3 years
Disclosure of maturity analysis for derivative financial liabilities [line items]
Trade and other financial payables	(15)	(12)
Expected lease liability payments	(155)	(157)
Borrowings before swaps	(743)	(665)
Expected future interest payments	(495)	(590)
Other financial liabilities		0
Derivatives related to net debt – net settled	0	(16)
– gross inflows	27	40
– gross outflows	(34)	(53)
Derivatives not related to net debt – net settled	(2)	0
– gross inflows	0	0
– gross outflows	0	0
Total	(1,417)	(1,453)
Between 3 and 4 years
Disclosure of maturity analysis for derivative financial liabilities [line items]
Trade and other financial payables	(34)	(14)
Expected lease liability payments	(101)	(133)
Borrowings before swaps	(1,256)	(741)
Expected future interest payments	(469)	(551)
Other financial liabilities		0
Derivatives related to net debt – net settled	0	9
– gross inflows	27	40
– gross outflows	(34)	(53)
Derivatives not related to net debt – net settled	(2)	(2)
– gross inflows	0	0
– gross outflows	0	0
Total	(1,869)	(1,445)
Between 4 and 5 years
Disclosure of maturity analysis for derivative financial liabilities [line items]
Trade and other financial payables	(19)	(15)
Expected lease liability payments	(84)	(93)
Borrowings before swaps	(1,892)	(1,209)
Expected future interest payments	(427)	(514)
Other financial liabilities		0
Derivatives related to net debt – net settled	0	(3)
– gross inflows	27	507
– gross outflows	(34)	(599)
Derivatives not related to net debt – net settled	(2)	(4)
– gross inflows	0	0
– gross outflows	0	0
Total	(2,431)	(1,930)
More than 5 years
Disclosure of maturity analysis for derivative financial liabilities [line items]
Trade and other financial payables	(394)	(380)
Expected lease liability payments	(724)	(671)
Borrowings before swaps	(7,477)	(9,320)
Expected future interest payments	(2,999)	(3,518)
Other financial liabilities		0
Derivatives related to net debt – net settled	0	3
– gross inflows	790	788
– gross outflows	(943)	(977)
Derivatives not related to net debt – net settled	(9)	(23)
– gross inflows	0	0
– gross outflows	0	0
Total	$ (11,756)	$ (14,098)